Taxes Recoverable and Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Taxes Recoverable and Payable [Abstract]
Taxes Recoverable and Payable

11. Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following:

	September 30	December 31
	2024	2023
	(in thousands)
Taxes recoverable	$488	$444
Less: Taxes payable	(13)	(13)
Total	$475	$431

14.	Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Taxes recoverable	$631	$1,388
Less: Taxes payable	(14)	(616)
Total	$617	$772